Stock-Based Compensation - Schedule of Key Inputs and Assumptions in Stock Option Valuation Models (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock-Based Compensation
Exercise price (in dollars per share)	$ 15.53	$ 25.03
Expected option term (in years)	2 years 4 months 17 days	4 years 5 months 27 days
Expected volatility of the Company's stock (as a percent)	35.00%	27.72%
Risk-free interest rate (as a percent)	1.06%	0.25%
Dividend yield (as a percent)	5.15%	3.63%